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                        VAN KAMPEN EMERGING GROWTH FUND
                         SUPPLEMENT DATED JUNE 16, 2006
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 30, 2005
                                    AND THE
                  CLASS I SHARES AND CLASS R SHARES PROSPECTUS
                            DATED DECEMBER 30, 2005

     Effective August 15, 2006, the Prospectus is hereby supplemented as follows:

     (1) The Board of Trustees of Van Kampen Emerging Growth Fund (the "Fund") recently approved changing the name of the Fund to "Van Kampen Strategic Growth Fund." All references to "Emerging Growth Fund" in the Prospectus are hereby replaced with "Strategic Growth Fund."

     (2) The first paragraph on the front cover of the Prospectus is hereby deleted and replaced with the following:

     Van Kampen Strategic Growth Fund's investment objective is capital appreciation. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks of companies considered by the Fund's investment adviser to be strategic growth companies.

     (3) The first paragraph of the sub-section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT STRATEGIES" is hereby deleted and replaced with the following:

     Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks of strategic growth companies. Strategic growth companies are those domestic or foreign companies considered by the Fund's investment adviser to have higher potential growth rates than may be currently expected in the market. The Fund's investment adviser believes that stock prices are driven by expected earnings growth, the expected long term sustainability of that growth and the market valuation of those factors. Strategic growth companies are those domestic or foreign companies that the Fund's investment adviser believes have a coherent business model and strategy and have the management acumen to execute and deliver results to shareholders now and in the future, and that are currently mispriced based on growth expectations and the sustainability of that growth in the market. Strategic growth companies may be of any size,
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including larger, more established companies or smaller, developing companies.
The Fund generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline.

     (4) The paragraph of the sub-section entitled "RISK/RETURN
SUMMARY--PRINCIPAL INVESTMENT RISKS--RISKS OF EMERGING GROWTH COMPANIES" is hereby deleted in its entirety.

     (5) The fourth bullet point of the first paragraph of the sub-section entitled: "RISK/RETURN SUMMARY--INVESTOR PROFILE" is hereby deleted and replaced with the following:

     - Wish to add to their investment portfolio a fund that emphasizes a growth style of investing in common stocks of strategic growth companies

     (6) The first paragraph of the sub-section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS-- PRINCIPAL INVESTMENT STRATEGIES AND RISKS" is hereby deleted and replaced with the following:

     Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 65% of the Fund's total assets in a portfolio of common stocks of strategic growth companies. Strategic growth companies are those domestic or foreign companies considered by the Fund's investment adviser to have higher potential growth rates than may be currently expected in the market. The Fund's investment adviser believes that stock prices are driven by expected earnings growth, the expected long term sustainability of that growth and the market valuation of those factors. Strategic growth companies are those domestic or foreign companies that the Fund's investment adviser believes have a coherent business model and strategy and have the management acumen to execute and deliver results to shareholders now and in the future, and that are currently mispriced based on growth expectations and the sustainability of that growth in the market. Strategic growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investments in such companies may offer greater opportunities for growth of capital, but also may involve certain special risks. Strategic growth companies often have accelerating or higher than average rates of earnings growth, or new or limited products, markets, services, distribution channels or financial resources, or they may be dependent upon one or a few key people for management, or the companies have other special circumstances. The securities of such companies may be subject to more abrupt or erratic market movements than the market averages in general.
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    EMG SPT 6/06
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                     SUPPLEMENT DATED JUNE 16, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 30, 2005
                        VAN KAMPEN EMERGING GROWTH FUND,
       AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006 AND MARCH 21, 2006

     Effective August 15, 2006, the Statement of Additional Information is hereby supplemented as follows:

     (1) The Board of Trustees of Van Kampen Emerging Growth Fund (the "Fund") recently approved changing the name of the Fund to "Van Kampen Strategic Growth Fund." All references to "Emerging Growth Fund" in the Statement of Additional Information are hereby replaced with "Strategic Growth Fund."

     (2) The second sentence of the first paragraph on the front cover is hereby deleted and replaced with the following:

     The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks of companies considered by the Fund's investment adviser to be strategic growth companies.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  EMGSPTSAI 6/06